TAXES ON INCOME (Schedule of Deferred Tax Liabilities and Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred taxes:
Carryforward losses	$ 12,899	$ 10,627
Research and development expenses	712	780
Accrued severance pay	52	17
Accrued vacation pay	33	30
Deferred tax assets before valuation allowance	13,696	11,454
Deferred tax liability :
Intangible assets	(1,922)	(2,391)
Deferred revenues	(46)	(66)
Deferred tax liabilities before valuation allowance	(1,968)	(2,457)
Net deferred tax assets before valuation allowance	11,728	8,997
Valuation allowance	$ (11,728)	(8,177)
Net deferred tax assets		$ 820